SIGNIFICANT ACCOUNTING POLICIES: (Narrative) (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Accounting Policies [Abstract]
Anti-dilutive shares	3,463,710	1,197,028	3,437,843	1,244,731